KANSAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.7%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Stormont Vail Healthcare), (MBIA),
                   Prerefunded to 11/15/06, 5.80%, 11/15/11  $   570,750
        550        Kansas Highway Transportation
                   Department, Prerefunded to 9/1/09,
                   5.25%, 9/1/19                                 622,996
        415        Labette County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/14                      242,846
      1,000        Saline County, SFMR, Escrowed to
                   Maturity, 0.00%, 12/1/15                      549,530
        250        Sedgwick County, Unified School District
                   #267, (AMBAC), Prerefunded to 11/1/05,
                   6.15%, 11/1/09                                281,377
        230        Sedgwick County, Unified School District
                   #267, (AMBAC), Prerefunded to 11/1/05,
                   6.15%, 11/1/10                                258,867
------------------------------------------------------------------------
                                                             $ 2,526,366
------------------------------------------------------------------------
General Obligations -- 2.4%
------------------------------------------------------------------------
     $  500        Johnson County, Unified School District
                   #229, 5.00%, 10/1/16                      $   525,885
------------------------------------------------------------------------
                                                             $   525,885
------------------------------------------------------------------------
Hospital -- 7.1%
------------------------------------------------------------------------
     $  500        Kansas University Hospital Authority,
                   5.50%, 9/1/22                             $   503,975
        250        Lawrence, (Lawrence Memorial Hospital),
                   6.20%, 7/1/19                                 252,857
        250        Sedgwick County, Health Care Facility,
                   (Catholic Care Center, Inc.),
                   5.875%, 11/15/31                              253,955
        500        Wichita, (Christi Health Systems, Inc.),
                   6.25%, 11/15/24                               531,275
------------------------------------------------------------------------
                                                             $ 1,542,062
------------------------------------------------------------------------
Housing -- 3.5%
------------------------------------------------------------------------
     $  120        Kansas City, Mortgage Revenue, (GNMA),
                   (AMT), 7.00%, 12/1/11                     $   121,702
        100        Kansas Development Finance Authority,
                   (FHA), (Martin Creek), 6.60%, 8/1/34          101,773
        250        Olathe, Multifamily, (Deerfield Apts.),
                   (FNMA), 6.45%, 6/1/19                         259,077
        150        Puerto Rico Housing Finance Corp.,
                   7.50%, 4/1/22                                 152,662
        110        Sedgwick County, SFMR, (GNMA),
                   8.00%, 5/1/25                                 118,118
------------------------------------------------------------------------
                                                             $   753,332
------------------------------------------------------------------------
Industrial Development Revenue -- 2.3%
------------------------------------------------------------------------
     $  500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26           $   144,995
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  350        Wyandotte County & Kansas City Unified
                   Government Pollution, (General Motors
                   Corp.), 6.00%, 6/1/25                     $   360,031
------------------------------------------------------------------------
                                                             $   505,026
------------------------------------------------------------------------
Insured-Education -- 4.3%
------------------------------------------------------------------------
     $  100        Kansas Development Finance Authority,
                   (Kansas Board of Regents), (AMBAC),
                   5.00%, 4/1/14                             $   108,601
        550        Kansas Development Finance Authority,
                   (Kansas State University-Athletic
                   Facility), (AMBAC), 0.00%, 7/1/18             258,225
        500        Washburn University, Topeka, (Living
                   Learning Center), (AMBAC),
                   6.125%, 7/1/29                                564,260
------------------------------------------------------------------------
                                                             $   931,086
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.6%
------------------------------------------------------------------------
     $  250        Augusta, Electric System, (AMBAC),
                   5.00%, 8/1/22                             $   255,212
        345        Burlington, PCR, (Kansas Gas & Electric
                   Co.), (MBIA), 7.00%, 6/1/31                   361,387
        135        Kansas City, Utility System, (FGIC),
                   6.375%, 9/1/23                                147,597
        250        Pratt, Electric System, (AMBAC),
                   5.25%, 5/1/18                                 263,765
        375        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            406,282
------------------------------------------------------------------------
                                                             $ 1,434,243
------------------------------------------------------------------------
Insured-General Obligations -- 22.4%
------------------------------------------------------------------------
     $  250        Butler and Sedgwick County, Unified
                   School District #385, (FGIC),
                   5.00%, 9/1/19                             $   258,190
        250        Butler and Sedgwick County, Unified
                   School District #385, (FSA),
                   5.40%, 9/1/18                                 267,728
        500        Dodge, Ford County Unified School
                   District #443, (FGIC), 4.20%, 9/1/17          489,145
        200        Johnson County, Unified School District
                   #231, (FGIC), 6.00%, 10/1/16                  237,708
        250        Johnson County, Unified School District
                   #232, (FSA), 4.75%, 9/1/19                    254,533
        300        Johnson County, Unified School District
                   #233, (FGIC), 5.50%, 9/1/17                   340,965
        500        Lyon County, Unified School District
                   #253, (FGIC), 4.75%, 9/1/21                   503,620
      1,200        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                               1,223,436
        750        Scott County, Unified School District
                   #466, (FGIC), 5.00%, 9/1/22                   765,720
        500        Sedgwick County, Unified School District
                   #267, (AMBAC), 5.00%, 11/1/19                 514,820
------------------------------------------------------------------------
                                                             $ 4,855,865
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 11.1%
------------------------------------------------------------------------
     $  250        Coffeyville, Public Building Commission
                   Health Care Facility, (Coffeyville
                   Regional Medical Center), (AMBAC),
                   5.00%, 8/1/22                             $   252,543
        250        Kansas Development Finance Authority,
                   (Hays Medical Center, Inc.), (MBIA),
                   5.50%, 11/15/22                               258,415
        500        Kansas Development Finance Authority,
                   (Sisters Of Charity - Leavenworth),
                   (MBIA), 5.00%, 12/1/25                        501,715
        500        Kansas Development Finance Authority,
                   (St. Luke's/ Shawnee Mission), (MBIA),
                   5.375%, 11/15/26                              511,680
        600        Kansas Development Finance Authority,
                   (Stormont-Vail Healthcare), (MBIA),
                   5.375%, 11/15/24                              620,760
        250        Manhattan Hospital, (Mercy Health
                   Center), (FSA), 5.20%, 8/15/26                253,870
------------------------------------------------------------------------
                                                             $ 2,398,983
------------------------------------------------------------------------
Insured-Housing -- 1.2%
------------------------------------------------------------------------
     $  250        Augusta Public Building Commission
                   Revenue, (Cottonwood Point, Inc.),
                   (MBIA), 5.25%, 4/1/22                     $   256,103
------------------------------------------------------------------------
                                                             $   256,103
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.3%
------------------------------------------------------------------------
     $  250        Kansas Development Finance Authority,
                   (7th and Harrison Project), (AMBAC),
                   5.75%, 12/1/27                            $   291,525
------------------------------------------------------------------------
                                                             $   291,525
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates
of Participation -- 2.4%
------------------------------------------------------------------------
     $  500        Kansas Development Finance Authority,
                   (Capital Restoration Parking Facility),
                   (FSA), 5.00%, 10/1/21(3)                  $   513,275
------------------------------------------------------------------------
                                                             $   513,275
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.6%
------------------------------------------------------------------------
     $  525        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $   551,817
------------------------------------------------------------------------
                                                             $   551,817
------------------------------------------------------------------------
Insured-Transportation -- 6.4%
------------------------------------------------------------------------
     $  750        Kansas Turnpike Authority, (FSA),
                   5.00%, 9/1/24                             $   761,093
        100        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(2)(4)                                  105,858
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36              512,180
------------------------------------------------------------------------
                                                             $ 1,379,131
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 12.6%
------------------------------------------------------------------------
     $  500        Chisholm Creek Utility Authority, Water
                   and Wastewater, (Bel Aire & Park City),
                   (MBIA), 5.25%, 9/1/20                     $   528,715
        500        Kansas Development Finance Authority,
                   Public Water Supply, (AMBAC),
                   5.00%, 4/1/24                                 507,130
        500        Topeka, Water Pollution Control Utility
                   System, (FGIC), 5.40%, 8/1/31                 515,630
        200        Wellington Electric, Waterworks, and
                   Sewer Utilities System, (AMBAC),
                   5.20%, 5/1/23                                 204,440
        750        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   4.50%, 9/1/28                                 709,628
        250        Wyandotte County & Kansas City Unified
                   Government Utility System, (MBIA),
                   5.00%, 5/1/21                                 255,835
------------------------------------------------------------------------
                                                             $ 2,721,378
------------------------------------------------------------------------
Water and Sewer -- 0.9%
------------------------------------------------------------------------
     $  200        Kansas Development Finance Authority,
                   5.00%, 11/1/21                            $   204,898
------------------------------------------------------------------------
                                                             $   204,898
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $20,618,645)                             $21,390,975
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   253,321
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $21,644,296
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2003, 76.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 12.0% to 23.8% of total investments.

 (1)  Security has been issued as an inverse floater bond.

 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2003

                                      FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $34,601,279           $16,264,125       $20,618,645
   Unrealized appreciation                     2,422,172             1,078,710           772,330
---------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $37,023,451           $17,342,835       $21,390,975
---------------------------------------------------------------------------------------------------
Cash                                         $   499,441           $   413,090       $        --
Receivable for investments sold                  205,000                    --           204,481
Interest receivable                              493,186               172,317           302,064
Prepaid expenses                                      70                    43                46
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $38,221,148           $17,928,285       $21,897,566
---------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                                 $     6,562           $     8,438       $       709
Demand note payable                                   --                    --           200,000
Payable for when-issued securities             1,008,970                    --                --
Due to bank                                           --                    --            44,205
Accrued expenses                                   9,202                 8,357             8,356
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $ 1,024,734           $    16,795       $   253,270
---------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $37,196,414           $17,911,490       $21,644,296
---------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals             $34,774,948           $16,896,741       $20,872,675
Net unrealized appreciation
   (computed on the basis of
   identified cost)                            2,421,466             1,014,749           771,621
---------------------------------------------------------------------------------------------------
TOTAL                                        $37,196,414           $17,911,490       $21,644,296
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JANUARY 31, 2003

                                      FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------
Interest                                     $1,824,625             $  998,213        $1,023,822
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,824,625             $  998,213        $1,023,822
---------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------
Investment adviser fee                       $   70,151             $   28,309        $   29,518
Trustees fees and expenses                        1,613                    161               161
Legal and accounting services                    19,515                 17,556            21,632
Custodian fee                                    23,607                 17,998            17,424
Miscellaneous                                     4,877                  5,707             7,436
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  119,763             $   69,731        $   76,171
---------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    4,098             $    8,712        $    5,020
---------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    4,098             $    8,712        $    5,020
---------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  115,665             $   61,019        $   71,151
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,708,960             $  937,194        $  952,671
---------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)                $   26,903             $   39,277        $  (48,369)
   Financial futures contracts                 (304,169)              (193,829)               --
---------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $ (277,266)            $ (154,552)       $  (48,369)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                                 $  971,413             $  438,831        $  478,409
   Financial futures contracts                    5,401                (72,712)             (709)
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $  976,814             $  366,119        $  477,700
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $  699,548             $  211,567        $  429,331
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $2,408,508             $1,148,761        $1,382,002
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2003

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,708,960           $   937,194       $   952,671
   Net realized loss                            (277,266)             (154,552)          (48,369)
   Net change in unrealized
      appreciation (depreciation)                976,814               366,119           477,700
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 2,408,508           $ 1,148,761       $ 1,382,002
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $11,147,165           $ 2,494,995       $ 6,529,606
   Withdrawals                                (6,277,172)           (3,509,526)       (2,586,730)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS          $ 4,869,993           $(1,014,531)      $ 3,942,876
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 7,278,501           $   134,230       $ 5,324,878
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                         $29,917,913           $17,777,260       $16,319,418
---------------------------------------------------------------------------------------------------
AT END OF YEAR                               $37,196,414           $17,911,490       $21,644,296
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,495,491           $   925,858       $   707,065
   Net realized gain                              24,225                99,735            23,056
   Net change in unrealized
      appreciation (depreciation)                 37,221               (96,132)           (7,583)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,556,937           $   929,461       $   722,538
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 8,581,953           $ 1,579,198       $ 4,781,269
   Withdrawals                                (5,759,963)           (3,616,590)       (1,606,996)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS          $ 2,821,990           $(2,037,392)      $ 3,174,273
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                    $ 4,378,927           $(1,107,931)      $ 3,896,811
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                         $25,538,986           $18,885,191       $12,422,607
---------------------------------------------------------------------------------------------------
AT END OF YEAR                               $29,917,913           $17,777,260       $16,319,418
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   FLORIDA INSURED PORTFOLIO
                                  -----------------------------------------------------------
                                                    YEAR ENDED JANUARY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.37%         0.39%        0.47%       0.38%       0.18%
   Net expenses after
      custodian fee reduction        0.36%         0.35%        0.43%       0.34%       0.11%
   Net investment income             5.25%         5.26%        5.34%       5.32%       5.21%
Portfolio Turnover                     16%           18%           8%         34%          9%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      7.68%         5.60%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $37,196       $29,918      $25,539     $25,760     $28,140
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                             0.30%
   Expenses after custodian
      fee reduction                                                                     0.23%
   Net investment income                                                                5.09%
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       HAWAII PORTFOLIO
                                  -----------------------------------------------------------
                                                    YEAR ENDED JANUARY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.38%         0.48%        0.35%       0.02%       0.04%
   Net expenses after
      custodian fee reduction        0.33%         0.45%        0.28%       0.00%       0.00%
   Net investment income             5.10%         5.20%        5.53%       5.67%       5.39%
Portfolio Turnover                     11%           22%          13%         20%         29%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      6.51%         5.43%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $17,911       $17,777      $18,885     $17,093     $20,390
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                     0.40%       0.38%       0.28%
   Expenses after custodian
      fee reduction                                             0.33%       0.36%       0.24%
   Net investment income                                        5.48%       5.31%       5.15%
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       KANSAS PORTFOLIO
                                  -----------------------------------------------------------
                                                    YEAR ENDED JANUARY 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.41%         0.50%        0.23%       0.05%       0.06%
   Net expenses after
      custodian fee reduction        0.38%         0.46%        0.22%       0.00%       0.00%
   Net investment income             5.05%         5.00%        5.55%       5.59%       5.34%
Portfolio Turnover                     17%           18%           7%         24%         33%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      7.93%         5.40%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $21,644       $16,319      $12,423     $12,200     $12,881
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                        0.53%        0.47%       0.49%       0.36%
   Expenses after custodian
      fee reduction                                0.49%        0.46%       0.44%       0.30%
   Net investment income                           4.97%        5.31%       5.15%       5.04%
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At January 31, 2003, Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.
 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2003, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $70,151            0.22%
    Hawaii                                     28,309            0.15%
    Kansas                                     29,518            0.16%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2003, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 2003, were as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    Purchases                                 $11,452,971
    Sales                                       5,028,114

    HAWAII
    -----------------------------------------------------
    Purchases                                 $ 1,938,526
    Sales                                       2,336,132

    KANSAS
    -----------------------------------------------------
    Purchases                                 $ 8,171,764
    Sales                                       3,073,901

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2003, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    AGGREGATE COST                            $34,576,399
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,449,512
    Gross unrealized depreciation                  (2,460)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,447,052
    -----------------------------------------------------

    HAWAII
    -----------------------------------------------------
    AGGREGATE COST                            $16,232,233
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,352,742
    Gross unrealized depreciation                (242,140)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,110,602
    -----------------------------------------------------
    KANSAS
    -----------------------------------------------------
    AGGREGATE COST                            $20,572,171
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,112,386
    Gross unrealized depreciation                (293,582)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   818,804
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2003, the Kansas Portfolio had a balance outstanding pursuant to this line of credit of $200,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Florida Insured                 3/03        14 U.S. Treasury Bond     Short          $   (706)
    ------------------------------------------------------------------------------------------------
    Hawaii                          3/03        18 U.S. Treasury Bond     Short           (63,961)
    ------------------------------------------------------------------------------------------------
    Kansas                          3/03        30 U.S. Treasury Bond     Short              (180)
                                    3/03        20 U.S. Treasury Note     Short              (529)

   At January 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF FLORIDA INSURED MUNICIPALS PORTFOLIO, HAWAII MUNICIPALS PORTFOLIO AND KANSAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 7, 2003

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust II (the Trust), Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio) are responsible for the overall management and supervision of the Funds' and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              186                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes      Trustee and Vice    Trustee and Vice   Chairman, President and          191              Director of EVC
 11/9/41                 President        President of the   Chief Executive Officer
                                         Trust, the Florida  of EVC, EV, EVM and
                                         Insured Portfolio   BMR; Director of EV;
                                           and the Kansas    Vice President and
                                          Portfolio since    Director of EVD.
                                            1993; of the     Trustee and/or officer
                                          Hawaii Portfolio   of 191 registered
                                             since 1992      investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Funds and Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              191           Trustee/Director of the
 3/26/31                                 Trust, the Florida  Partners, Inc.                                  Royce Funds (mutual
                                         Insured Portfolio   (corporate relations                            funds) consisting of
                                           and the Kansas    and communications                                 17 portfolios
                                          Portfolio since    company).
                                            1993; of the
                                          Hawaii Portfolio
                                             since 1992

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  191           Director of Tiffany &
 III                                     Trust, the Florida  Professor of Investment                        Co. (specialty retailer)
 2/23/35                                 Insured Portfolio   Banking Emeritus,                                and Telect, Inc.
                                           and the Kansas    Harvard University                               (telecommunication
                                          Portfolio since    Graduate School of                               services company)
                                            1993; of the     Business
                                          Hawaii Portfolio   Administration.
                                             since 1992

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               191                    None
 9/21/35                                 Trust, the Florida  Corporation (an
                                         Insured Portfolio   investment and
                                           and the Kansas    financial advisory
                                          Portfolio since    services company)
                                            1993; of the     (since September 2000).
                                          Hawaii Portfolio   Chairman, Hellman,
                                             since 1992      Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                186                    None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           171                    None
 2/21/30                                 Trust, the Florida  Consultant.
                                         Insured Portfolio
                                           and the Kansas
                                          Portfolio since
                                            1993; of the
                                          Hawaii Portfolio
                                             since 1992

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Cynthia J. Clemson  Vice President of       Since 1998      Vice President of EVM and BMR.
 3/2/63                 the Florida                          Officer of 20 registered
                     Insured Portfolio                       investment companies managed
                                                             by EVM or BMR.

 Thomas J. Fetter        President        President of the   Vice President of EVM and BMR.
 8/20/43                                 Trust, the Florida  Officer of 127 registered
                                         Insured Portfolio   investment companies managed
                                           and the Kansas    by EVM or BMR.
                                          Portfolio since
                                            1993; of the
                                          Hawaii Portfolio
                                             since 1992

 Robert B.             Vice President    Vice President of   Vice President of EVM and BMR.
 MacIntosh                                 the Trust, the    Officer of 126 registered
 1/22/57                                  Florida Insured    investment companies managed
                                         Portfolio and the   by EVM or BMR.
                                          Kansas Portfolio
                                         since 1993; of the
                                          Hawaii Portfolio
                                             since 1992

 Thomas M. Metzold   Vice President of       Since 2000      Vice President of EVM and BMR.
 8/3/58                  the Kansas                          Officer of 9 registered
                         Portfolio                           investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 191 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Kristin S.             Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 Anagnost              the Portfolios                        Officer of 110 registered
 6/12/65                                                     investment companies managed
                                                             by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1993      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 113 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.